Consolidated Variable Interest Entity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 23, 2020	Dec. 31, 2019
Consolidated Variable Interest Entity (Details) [Line Items]
Lease term description	Ittella Properties LLC (“Properties”), the Company’s consolidated VIE, owns the Alondra Building, which is leased by Ittella International for 10 years from August 1, 2015 through August 1, 2025.
Loan agreement, percentage		40.00%
Percentage of revenue	100.00%
Properties contributed expenses	$ 260		$ 200
Alondra Building [Member]
Consolidated Variable Interest Entity (Details) [Line Items]
Loan agreement, percentage	100.00%